Income (expense) from investments - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other gain (loss) from investments
Dividend income	€ 150	€ 247	€ 231
Other net income	(75)	15	910
Eni Norge AS
Other gain (loss) from investments
Other net income			889
Nigeria LNG Ltd
Other gain (loss) from investments
Dividend income	113	186	187
Saudi European Petrochemical Co
Other gain (loss) from investments
Dividend income	€ 28	€ 46	€ 35